Summarised financial information - Summarised Financial Information of Balance Sheet (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Non-current assets	£ 136,109	£ 127,731	£ 133,696
Current assets	16,568	13,274	14,416
Non-current liabilities	64,718	58,022	62,783
Borrowings	43,395	37,804	41,581
Current liabilities	18,534	18,823	19,793
Borrowings	7,066	7,562	£ 8,711
Registered BATCAP bonds | BAT p.l.c.
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Non-current assets	236	236
Current assets	4,427	6,732
Non-current liabilities	1,580	1,580
Borrowings	1,571	1,571
Other non-current liabilities	9	9
Current liabilities	48	139
Borrowings	12	13
Other current liabilities	36	126
Registered BATCAP bonds | BATCAP
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Non-current assets	19,594	12,722
Current assets	4,150	6,379
Non-current liabilities	18,324	15,405
Borrowings	18,165	15,168
Other non-current liabilities	159	237
Current liabilities	5,361	3,800
Borrowings	5,234	3,706
Other current liabilities	127	94
Registered BATCAP bonds | BATIF
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Non-current assets	10,734	16,188
Current assets	32,538	25,441
Non-current liabilities	16,929	14,918
Borrowings	16,687	14,590
Other non-current liabilities	242	328
Current liabilities	24,852	25,273
Borrowings	24,499	24,816
Other current liabilities	353	457
Registered BATCAP bonds | BATNF
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Non-current assets	1,531
Current assets	28
Non-current liabilities	1,531
Borrowings	1,531
Current liabilities	28
Borrowings	28
Registered BATCAP bonds | RAI
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Non-current assets	451	439
Current assets	1,060	749
Non-current liabilities	10,424	6,864
Borrowings	10,364	6,741
Other non-current liabilities	60	123
Current liabilities	1,366	3,590
Borrowings	113	2,979
Other current liabilities	1,253	611
Registered BATCAP bonds | BATHTN
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Non-current assets	35	39
Current assets	19	16
Non-current liabilities	9	10
Other non-current liabilities	9	10
Current liabilities	5	3
Borrowings	3	1
Other current liabilities	2	2
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BAT p.l.c.
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Amounts due from subsidiaries	4,380	6,690
Amounts due to subsidiaries	10	101
Investment in subsidiaries	27,234	27,234
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATCAP
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Amounts due from subsidiaries	16,377	15,415
Amounts due to subsidiaries	4,030	2,773
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATIF
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Amounts due from subsidiaries	38,936	38,851
Amounts due to subsidiaries	16,581	19,190
Investment in subsidiaries	718	718
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | RAI
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Amounts due from subsidiaries	1,479	1,160
Amounts due to subsidiaries	82	81
Investment in subsidiaries	26,074	24,012
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATHTN
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Amounts due from subsidiaries	18	16
Amounts due to subsidiaries	3	1
Investment in subsidiaries	£ 1,523	£ 1,419